DIVIDENDS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Dividends paid	$ 855,000	$ 521,247	$ 0
Minority Shareholder [Member]
Statement [Line Items]
Dividends paid	$ 338,152	$ 206,153	$ 0